Segment Information (Entity-wide information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 107,688,907	¥ 91,962,415	¥ 77,842,906
Single customer [member]
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 42,492,816	¥ 39,804,025	¥ 31,796,065